Shareholder Fees - FS Long/Short Equity Fund	Apr. 30, 2021
Class I
Shareholder Fees:
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage)	none
Class A
Shareholder Fees:
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage)	none